Loans - Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Loans and Leases Receivable, Related Parties [Roll Forward]
Beginning balance	$ 9,741
Additions (at Acquisition)		$ 10,003
Advances	503
Repayments	(4,431)	(262)
Ending balance	$ 5,813	$ 9,741